Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of net cash flow from operating activities
Profit/(loss) for the financial year	€ 536	€ (455)	€ (7,644)
Loss for the financial year from discontinued operations	0		3,535
Profit/(loss) for the financial year from continuing operations	536	(455)	(4,109)
Non-operating expense	0	3	7
Investment income	(330)	(248)	(433)
Finance costs	1,027	3,549	2,088
Income tax expense	3,864	1,250	1,496
Operating profit/(loss)	5,097	4,099	(951)
Adjustments for:
Share-based payments and other non-cash charges	146	146	147
Depreciation and amortisation	14,101	14,174	9,795
Loss on disposal of property, plant and equipment and intangible assets	17	51	33
Share of result of equity accounted associates and joint ventures	(342)	2,505	908
Impairment losses	0	1,685	3,525
Other (income)/expense	(568)	(4,281)	148
(Increase)/decrease in inventory	(68)	68	(131)
Decrease/(Increase) in trade and other receivables	582	(38)	(31)
(Decrease)/increase in trade and other payables	(730)	(100)	739
Cash generated by operations	18,235	18,309	14,182
Net tax paid	(1,020)	(930)	(1,131)
Cash flows from discontinued operations	0		(71)
Net cash flow from operating activities	€ 17,215	€ 17,379	€ 12,980